SUPPLEMENT DATED FEBRUARY 2, 2026

TO THE INITIAL SUMMARY PROSPECTUS DATED MAY 1, 2025

FOR DEFERRED VARIABLE ANNUITY

ISSUED BY

THE PENN INSURANCE AND ANNUITY COMPANY

AND FUNDED THROUGH

PIA VARIABLE ANNUITY ACCOUNT I

of

The Penn Insurance and Annuity Company

PO Box 178, Philadelphia, PA 19105

1-800-523-0650

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE INITIAL SUMMARY PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE INITIAL SUMMARY PROSPECTUS DATED MAY 1, 2025, AS SUPPLEMENTED.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the Initial Summary Prospectus. If you would like a copy of the Initial Summary Prospectus, call us at 1-800-523-0650 or go online to www.pennmutual.com/for-individuals-and-businesses/products-and-performance/
performance-and-rates.

This supplement describes new information that applies to the Guaranteed Income Rider available for Contracts issued on or after February 2, 2026.

Guaranteed Income Rider Changes

For Contracts issued on or after February 2, 2026, the Guaranteed Income Rider III, a new version of the Guaranteed Income Rider, will be available for purchase with the Contract.

For those Contracts issued prior to February 2, 2026, the benefit features provided under the applicable Guaranteed Income Rider, as currently described in the Initial Summary Prospectus, will apply.

The Definition of Guaranteed Income Rider on page 6 is revised as follows:

Guaranteed Income Rider: An optional benefit that may be added to your Contract, for an additional charge, which provides for guaranteed minimum withdrawals under the Living Benefit Guarantee. References to the “Guaranteed Income Rider” apply to the Guaranteed Income Rider I purchased before June 1, 2024, the Guaranteed Income Rider II purchased on or after July 1, 2024, and the Guaranteed Income Rider III for Contracts issued on or after February 2, 2026, unless otherwise indicated.2

2 For those Contracts issued from June 1, 2024 to June 30, 2024, the withdrawal rates provided under the Guaranteed Income Rider II were retroactively applied, and the Contract Owner was re-issued a revised Contract after July 1, 2024 to reflect the Guaranteed Income Rider II.

Footnote 4 on page 31 is hereby revised as follows:

The current Rider Charge for a Single Life Guarantee is 1.40%, and 1.55% for a Joint Life Guarantee The charge is expressed as an annual percentage; it will be assessed on the Guaranteed Income Benefit Base and will be deducted from the Contract Value on a quarterly basis.

THIS SUPPLEMENT SHOULD BE READ IN ITS ENTIRETY AND RETAINED FOR FUTURE REFERENCE.

PM9248